Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 28,173,160	$ 29,116,431
Restricted cash		24,081
Short-term investments	896,949	2,100,000
Accounts receivable, net	44,891,161	38,779,209
Prepayments, deposits and other assets, net	7,441,565	4,497,578
Total Current Assets	85,777,430	78,076,408
Non-current assets:
Property and equipment, net	21,212,463	21,168,524
Intangible assets, net	2,055,102	2,254,372
Goodwill	1,435,782	1,473,899
Operating lease right-of-use assets	3,407,995	2,776,858
Long-term investments	1,718,995	613,807
Prepayments, deposits and other assets, net	481,761	594,603
Deferred tax assets, net	73,942	697,047
Total Assets	118,109,430	110,029,816
Current liabilities:
Bank loans	30,217,329	23,232,856
Accounts payable	2,515,207	949,137
Accrued expenses and other current liabilities	260,880	799,495
Tax payables	2,463,706	2,351,615
Contract liabilities	2,470,135	1,139,001
Salaries and benefits payable	14,062,007	9,941,541
Operating lease liabilities	2,348,195	1,361,928
Total current liabilities	54,359,343	39,795,803
Non-current liabilities:
Operating lease liabilities	1,301,369	1,638,243
Deferred tax liabilities	251,812	378,344
Unrecognized tax benefits	3,715,163	3,413,850
Other non-current liabilities	896,747	883,963
Total Liabilities	60,524,434	46,110,203
Commitments and Contingencies
Shareholders’ Equity:
Common shares, $0.0001 par value, 100,000,000 shares authorized; 27,988,452 shares issued and outstanding as of June 30, 2025; 25,640,056 shares issued and outstanding as of June 30, 2024	2,799	2,564
Additional paid-in capital	60,177,851	61,351,200
Statutory reserves	5,853,445	5,553,104
Accumulated deficit	(7,401,803)	(51,728)
Accumulated other comprehensive loss	(3,095,507)	(4,345,902)
Total CLPS Incorporation’s Shareholders’ Equity	55,536,785	62,509,238
Noncontrolling interests	2,048,211	1,410,375
Total Shareholders’ Equity	57,584,996	63,919,613
Total Liabilities and Shareholders’ Equity	118,109,430	110,029,816
Related Party
Current assets:
Amounts due from related parties	4,374,595	3,559,109
Non-current assets:
Amounts due from related parties	1,945,960	2,374,298
Current liabilities:
Amounts due to related parties	$ 21,884	$ 20,230